Certain Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Certain Transactions [Abstract]
Schedule of fair value of the consideration transferred to xaar 3D’s stockholders for the xaar 3D transaction
U.S. $ in thousands
Fair value, net	$55,751
Net assets deconsolidated	(14,146)
Transaction expenses	(2,469)
Gain on deconsolidation of subsidiary	$39,136